Post-Retirement Benefits - Summary of Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 48.0	$ 36.1
Medical benefits plan Brazil [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	46.1	34.2
Medical benefits plan subsidiaries abroad [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 1.9	$ 1.9